Revenue Information - Disaggregation of Revenue (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Revenues	$ 273,134,908	$ 134,927,410	$ 63,464,574
Group Chatting Services [Member]
Product Information [Line Items]
Revenues	208,163,650	122,978,167	63,437,224
Game Services [Member]
Product Information [Line Items]
Revenues	$ 64,971,258	$ 11,949,243	$ 27,350